Equity, Cash Distributions (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended			6 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012		Jun. 30, 2011
Distribution Made to Member or Limited Partner
Total Quarterly Distribution Per Unit, Declared (dollars per unit)	$ 0.4550	$ 0.4100	$ 0.2448	$ 0.7875		$ 0.2448
Date of Distribution	Nov. 14, 2012
Unitholders Record Date	Nov. 02, 2012
Declaration date		Jul. 19, 2012
December 31, 2011
Distribution Made to Member or Limited Partner
Total Quarterly Distribution Per Unit, Paid (dollars per unit)				$ 0.3625
Total Cash Distribution (in thousands), Paid				$ 11,286
Date of Distribution				Feb. 13, 2012
Unitholders Record Date				Feb. 03, 2012
March 31, 2012
Distribution Made to Member or Limited Partner
Total Quarterly Distribution Per Unit, Paid (dollars per unit)				$ 0.3775
Total Cash Distribution (in thousands), Paid				11,832
Date of Distribution				May 14, 2012
Unitholders Record Date				May 04, 2012
June 30, 2012 (b)
Distribution Made to Member or Limited Partner
Total Quarterly Distribution Per Unit, Declared (dollars per unit)				$ 0.4100	[1]
Total Cash Distribution (in thousands), Declared				$ 12,960	[1]
Date of Distribution				Aug. 14, 2012	[1]
Unitholders Record Date				Aug. 03, 2012	[1]
Declaration date		Jul. 19, 2012

[1]	This distribution was declared on July 19, 2012 and paid on the date of distribution. Total cash distribution includes the general partner's IDRs.